Convertible Preferred Shares	12 Months Ended
Dec. 31, 2025
Convertible Preferred Shares [Abstract]
Convertible Preferred Shares
24.
CONVERTIBLE PREFERRED SHARES

In prior fiscal years, we were dependent upon our convertible preferred shares as significant sources of liquidity. All of these converted as of March 29, 2023 in connection with the closing of the Company’s qualified initial public offering (“QIPO”). As of March 29, 2023, the applicable conversion ratio was 1:1.

The Company entered into preferred share subscription agreements with several independent investors and the details of issued preferred shares (the “Preferred Shares”) are set out as follows:

	Date of issue	Total number of Preferred Shares issue	Subscription price per share	Subscription price total
	July 26, 2016 to
Series A1 Preferred Shares	July 28, 2016	63,105	$63.3798	$4,000
	January 31, 2019	31,553	63.3798	2,000
		94,658		6,000
Series A2 Preferred Shares	July 21, 2017 to
	July 25, 2017	52,592	71.3040	3,750

	September 19, 2018 to
Series B Preferred Shares	December 27, 2018	186,874	464.4317	86,800
	January 8, 2019 to
	March 25, 2019	26,266	464.4317	12,200
		213,140		99,000

	September 10, 2020 to
Series C Preferred Shares	September 30, 2020	101,564	675.9302	68,650
	October 5, 2020 to
	November 5, 2020	82,257	675.9302	55,600
		183,821		124,250

Presentation and Classification

The Company elected to designate the Preferred Shares as financial liabilities at FVTPL as a whole. The fair value change of the Preferred Shares is charged/credited to fair value change of Preferred Shares in profit or loss except for the portion attributable to credit risk change which shall be charged/credited to other comprehensive income, if any. The fair value change recognized in profit or loss includes any interest paid, if any, on the financial liabilities. The management of the Company considered that there is insignificant credit risk change on the financial liabilities that drives the fair value change of the Preferred Shares during the years ended December 31, 2023.

The movement of the Preferred Shares at the end of the year ended December 31, 2023 is as follows:

Preferred shares
As of January 1, 2023	$511,861
Change in fair value	76,424
Conversion of convertible preferred shares into post-closing ordinary shares	(588,285)
As of December 31, 2023	$—

On March 29, 2023, all the preferred shares were converted into common shares, and therefore as of December 31, 2023, 2024, and 2025, respectively, there are no longer any preferred shares.

The Preferred Shares were valued by the management of the Company with reference to valuations carried out by an independent qualified professional valuer not connected with the Group, which has appropriate qualifications and experiences in valuation of similar instruments.

The Company used the Black-Scholes model to determine the underlying share value of the Company and performed an equity allocation based on option pricing model (the “OPM” model) to arrive the fair value of the Preferred Shares at the end of each reporting period.

In addition to the underlying share value of the Company determined by Black-Scholes model, other key valuation assumptions used in the OPM model to determine the fair value of the Preferred Shares are as follows:

2023
Time to liquidation	0.25 years
Risk-free rate	3.64%
Expected volatility (note)	73%
Dividend yield	0%
Possibility under IPO scenario	100%
Possibility under liquidation scenario	0%

Note: The expected volatility measured at the standard deviation is based on the historical data of the daily share price movement of comparable companies.